Nature Of Operations And Basis Of Presentation (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassfication from depreciation and amortization to amortization of acquired intangible assets	$ 46